Financial Instruments and Financial Risk Management - Summary of Fair Value of Commodity Swaps Valuation by Discounted Cash Flow Method (Detail) lb in Millions, $ in Millions	Dec. 31, 2018 CAD ($) lb USD_per_LB
Zinc [member]
Disclosure of fair value of commodity swaps [line items]
Quantity | lb	122
Fair Value Asset (Liability) | $	$ (6)
Lead [member]
Disclosure of fair value of commodity swaps [line items]
Quantity | lb	70
Fair Value Asset (Liability) | $	$ 2
Purchase Commitments [member] | Zinc [member]
Disclosure of fair value of commodity swaps [line items]
Average Price	1.14
Purchase Commitments [member] | Lead [member]
Disclosure of fair value of commodity swaps [line items]
Average Price	0.90
Sale Commitments [member] | Zinc [member]
Disclosure of fair value of commodity swaps [line items]
Average Price	1.11
Sale Commitments [member] | Lead [member]
Disclosure of fair value of commodity swaps [line items]
Average Price	0.92